LONG-TERM INVESTMENTS - Narrative (Details)			1 Months Ended
	Apr. 04, 2026 CNY (¥)	Apr. 04, 2026 USD ($)	Jul. 31, 2026 CNY (¥)	Jul. 31, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)
LONG-TERM INVESTMENTS
Cash consideration for equity investment without readily determinable fair value											$ 564,900	$ 832,219
Xinrong Fanxing
LONG-TERM INVESTMENTS
Equity interests													10.00%	10.00%
Cash consideration for equity method investment													¥ 10,000,000	$ 1,550,195
Shanxingzhe
LONG-TERM INVESTMENTS
Equity interests							42.8571%	42.85%	42.85%
Cash consideration for equity method investment								¥ 30,000,000	$ 4,236,750
Temporary impairment							$ 2,466,065
Purchaser for cash consideration	¥ 15,000,000	$ 2,185,824			¥ 8,000,000	$ 1,165,773	$ 2,144,971
Percentage of ownership sold	42.8571%	42.8571%
Shanxingzhe | Subsequent event
LONG-TERM INVESTMENTS
Purchaser for cash consideration			¥ 7,000,000	$ 1,020,051
Qucheng
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value, percent										12.00%	12.00%
Cash consideration for equity investment without readily determinable fair value										¥ 9,600,000	$ 1,397,119